Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events [Text Block]

[12] Subsequent Events

In April 2012, the Company issued 9,103,562 shares of common stock for conversion of debt. The shares are valued at $35,655 pursuant to the terms of the various convertible debt agreements.

[14] Subsequent Events

In January 2012, the Company issued 1,985,955 shares of common stock for conversion of debt. The shares are valued at $19,304 per the terms of the various convertible debt agreements.

In February 2012, the Company issued 7,238,901 shares of common stock for conversion of debt. The shares are valued at $50,164 per the terms of the various convertible debt agreements.

In March 2012, the Company issued 8,523,372 shares of common stock for conversion of debt.  The shares are valued at $66,237 pre the terms of the various convertible debt agreements.